Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Trade and Other Receivables Net

	December 31, 2021	December 31, 2020
Trade receivables, including from contracts with	30,020	21,675
— Domestic customers	25,178	17,916
— Foreign customers	4,842	3,759
Less allowance for expected credit losses on trade receivables	(6,271)	(5,984)

Total trade receivables	23,749	15,691

Other receivables	2,496	4,035
Less allowance for expected credit losses on other receivables	(2,062)	(3,511)

Total other receivables	434	524

Contract assets from contracts with domestic customers	132	188

Total accounts receivable	24,315	16,403

Summary of Credit Risk Exposure on Trade Receivables
Trade receivables include trade receivables subject to provisional pricing measured at fair value through profit or loss (Note 8). Set out below is the information about the credit risk exposure on the Group’s trade receivables (not subject to provisional pricing) by ageing as of December 31, 2021 and
2020:

	December 31, 2021		December 31, 2020
	Trade receivables	Expected credit losses	Trade receivables	Expected credit losses

Current	18,683	(186)	11,088	(253)
=<30 days	2,732	(231)	2,442	(103)
31-60 days	1,154	(195)	590	(129)
61-90 days	452	(275)	430	(121)
91-180 days	712	(457)	385	(88)
181-365 days	396	(244)	547	(175)
>1 year	4,853	(4,683)	5,266	(5,115)

Total trade receivables	28,982	(6,271)	20,748	(5,984)

Summary of Movements in Allowance for Expected Credit Losses on Trade and Other Receivables
The movements in the allowance for expected credit losses on trade and other receivables were as follows:

Total
At January 1, 2019	9,837
Charge	226
Utilised amounts	(800)
Exchange rate difference	(408)

At December 31, 2019	8,855
Charge	177
Utilised amounts	(653)
Discontinued operations	(2)
Exchange rate difference	1,118

At December 31, 2020	9,495
Charge	189
Utilised amounts	(1,192)
Exchange rate difference	(159)

At December 31, 2021	8,333